Financial Liabilities - Changes in liabilities derived from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in liabilities derived from financing activities
Balance at beginning of year	€ 10,167	€ 11,056	€ 10,757
New financing	1,360	3,949	1,624
Refunds	(1,669)	(5,359)	(1,468)
Interest accrued	640	746	655
Other movements	164	52	187
Interest paid/received	532	571	529
Business combination			2
Foreign exchange differences	(487)	294	(172)
Balance at end of year	9,643	10,167	11,056
Bonds
Changes in liabilities derived from financing activities
Balance at beginning of year	5,429	4,682	4,692
New financing	75	2,616	113
Refunds	(76)	(1,957)	(122)
Interest accrued	315	228	177
Interest paid/received	279	182	148
Foreign exchange differences	(74)	42	(30)
Balance at end of year	5,390	5,429	4,682
Senior Secured debt & Other loans
Changes in liabilities derived from financing activities
Balance at beginning of year	2,656	4,324	4,042
New financing	1,276	1,340	1,506
Refunds	(1,427)	(3,241)	(1,172)
Interest accrued	203	399	352
Interest paid/received	188	317	308
Foreign exchange differences	(201)	151	(96)
Balance at end of year	2,319	2,656	4,324
Finance lease liabilities
Changes in liabilities derived from financing activities
Balance at beginning of year	1,141	1,111	1,017
Refunds	(119)	(111)	(116)
Interest accrued	54	49	40
Other movements	118	49	184
Foreign exchange differences	(112)	43	(14)
Balance at end of year	1,082	1,141	1,111
Other financial liabilities
Changes in liabilities derived from financing activities
Balance at beginning of year	941	939	1,006
New financing	9	(7)	5
Refunds	(47)	(50)	(58)
Interest accrued	68	70	86
Other movements	46	3	3
Interest paid/received	65	72	73
Business combination			2
Foreign exchange differences	(100)	58	(32)
Balance at end of year	€ 852	€ 941	€ 939